Payden Floating Rate Fund

  Schedule of Investments - July 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (2%)
1,200,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 2.850%), 3.12%, 4/19/30 (a)(b) (Cost - $1,185)	$ 1,098

Bank Loans(c) (82%)
Communications (11%)
1,176,531	Altice France SA Term Loan B13 1L, (LIBOR USD 1-Month + 4.000%), 4.17%, 8/14/26	1,155
500,000	Banijay Group U.S. Holding Inc. Term Loan B 1L, (LIBOR USD 3-Month + 3.750%), 3.91%, 3/01/25	485
597,000	CenturyLink Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%), 2.41%, 3/15/27	576
928,855	Charter Communications Operating LLC Term Loan B2 1L, (LIBOR USD 1-Month + 1.750%), 1.92%, 2/01/27	908
1,000,000	Coral U.S. Co-Borrower LLC Term Loan B5 1L, (LIBOR USD 1-Month + 2.250%), 2.43%, 1/31/28	964
992,500	Diamond Sports Group LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.250%), 3.42%, 8/24/26	799
498,750	Iridium Satellite LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.750%), 4.75%, 11/04/26	499
1,000,000	Lamar Media Corp. Term Loan B 1L, (LIBOR USD 1-Month + 1.500%), 1.66%, 2/06/27	987
950,000	T-Mobile USA Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%), 3.16%, 4/01/27	955

		7,328

Consumer Cyclical (28%)
1,005,525	1011778 BC ULC Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.91%, 11/19/26	967
465,325	Aramark Services Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%), 1.91%, 3/11/25	445
972,588	Beacon Roofing Supply Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%), 2.41%, 1/02/25	947
907,854	BJ’s Wholesale Club Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%), 2.43%, 2/03/24	898
1,191,068	Burlington Coat Factory Warehouse Corp. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.93%, 11/17/24	1,152
984,848	Caesars Resort Collection LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 2.91%, 12/22/24	909
465,273	Core & Main LP Term Loan B 1L, (LIBOR USD 3-Month + 2.750%), 3.75%, 8/01/24	455
995,000	Dealer Tire LLC Term Loan B 1L, (LIBOR USD 1-Month + 4.250%), 4.41%, 2/05/27	971
457,221	Flynn Restaurant Group LP Term Loan 2L, (LIBOR USD 1-Month + 7.000%), 7.17%, 6/29/26	377

Principal or Shares	Security Description	Value (000)

1,269,483	GOBP Holdings Inc. Term Loan B 1L, (LIBOR USD 3-Month + 2.750%), 3.74%, 10/22/25	$ 1,250
926,393	Harbor Freight Tools USA Inc. Term Loan 1L, (LIBOR USD 1-Month + 2.500%), 3.25%, 8/16/23	910
496,852	Hilton Worldwide Finance LLC Term Loan B2 1L, (LIBOR USD 1-Month + 1.750%), 1.92%, 6/21/26	479
1,242,525	Jane Street Group LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.000%), 3.16%, 1/07/25	1,234
459,307	KFC Holding Co. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.94%, 4/03/25	448
839,750	K-MAC Holdings Corp. Term Loan 1L, (LIBOR USD 1-Month + 3.000%), 3.16%, 3/16/25	810
344,167	K-MAC Holdings Corp. Term Loan 2L, (LIBOR USD 1-Month + 6.750%), 6.91%, 3/16/26	314
473,427	Live Nation Entertainment Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.94%, 10/17/26	442
1,183,556	Marriott Ownership Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.91%, 8/31/25	1,136
590,355	Sabre GLBL Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 2.16%, 2/22/24	542
1,218,820	Scientific Games International Inc. Term Loan B5 1L, (LIBOR USD 3-Month + 2.750%), 3.47%, 8/14/24	1,114
1,170,544	Tacala Investment Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%), 3.66%, 2/05/27	1,136
560,000	Tacala Investment Corp. Term Loan B 2L, (LIBOR USD 1-Month + 7.500%), 7.66%, 2/05/28	519
1,150,000	WMG Acquisition Corp. Term Loan F 1L, (LIBOR USD 1-Month + 2.125%), 2.29%, 11/01/23	1,132
490,806	Wyndham Hotels & Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.91%, 5/30/25	469

		19,056

Consumer Non-Cyclical (8%)
639,675	Change Healthcare Holdings LLC Term Loan B 1L, (LIBOR USD 3-Month + 2.500%), 3.50%, 3/01/24	628
908,483	Dole Food Co. Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 3.75%, 4/06/24	889
500,000	Froneri U.S. Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%), 2.41%, 1/31/27	481
987,500	JBS USA LUX SA Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 3.07%, 5/01/26	959
530,980	MPH Acquisition Holdings LLC Term Loan B 1L, (LIBOR USD 3-Month + 2.750%), 3.75%, 6/07/23	524

1	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

919,839	U.S. Foods Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.91%, 6/27/23	$ 875
975,000	Versant Health Holdco Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%), 4.00%, 12/01/24	954

		5,310

Energy (3%)
992,167	Calpine Corp. Term Loan B5 1L, (LIBOR USD 1-Month + 2.250%), 2.42%, 1/15/24	974
1,000,000	PG&E Corp. Term Loan B 1L, (LIBOR USD 3-Month + 4.500%), 5.50%, 6/23/25	991

		1,965

Financial Services (6%)
497,429	Altice Financing SA Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 2.92%, 7/15/25	481
496,137	AmWINS Group Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 3.75%, 1/25/24	491
469,697	Asurion LLC Term Loan B2 2L, (LIBOR USD 1-Month + 6.500%), 6.66%, 8/04/25	474
693,779	Asurion LLC Term Loan B4 1L, (LIBOR USD 1-Month + 3.000%), 3.16%, 8/04/22	686
539,000	HUB International Ltd. Term Loan B 1L, (LIBOR USD 3-Month + 3.000%), 3.26%, 4/25/25	525
1,169,288	Iron Mountain Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.91%, 1/02/26	1,128
497,500	Nexus Buyer LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.750%), 3.92%, 11/08/26	495

		4,280

Healthcare (3%)
995,000	Grifols Worldwide Operations USA Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 2.11%, 11/15/27	976
482,008	Radiology Partners Inc. Term Loan B 1L, (LIBOR USD 3-Month + 4.250%), 5.67%, 7/09/25	458
498,750	Sotera Health Holdings LLC Term Loan 1L, (LIBOR USD 1-Month + 4.500%), 5.50%, 12/13/26	499

		1,933

Industrial (15%)
498,750	AI Convoy Luxembourg SARL Term Loan B 1L, (LIBOR USD 1-Month + 3.500%), 4.65%, 1/20/27	486
1,015,660	Altra Industrial Motion Corp. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 2.16%, 10/01/25	988
981,031	Axalta Coating Systems U.S. Holdings Inc. Term Loan B3 1L, (LIBOR USD 3-Month + 1.750%), 2.06%, 6/01/24	962
1,110,948	Bausch Health Americas Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%), 3.18%, 6/01/25	1,095
1,188,000	Berry Global Inc. Term Loan Y 1L, (LIBOR USD 1-Month + 2.000%), 2.19%, 7/01/26	1,155

Principal or Shares	Security Description	Value (000)

500,000	Delta Air Lines Inc. Term Loan B 1L, (LIBOR USD 3-Month + 4.750%), 5.75%, 4/29/23	$ 494
300,000	Elanco Animal Health Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.75%, 2/04/27	293
500,000	Graham Packaging Co. Inc. Term Loan 1L, (LIBOR USD 1-Month + 3.750%), 4.50%, 7/28/27	500
723,493	H.B. Fuller Co. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 2.19%, 10/20/24	707
738,685	Mauser Packaging Solutions Holding Co. Term Loan B 1L, (LIBOR USD 3-Month + 3.250%), 3.52%, 4/03/24	692
963,663	PQ Corp. Term Loan B1 1L, (LIBOR USD 3-Month + 2.250%), 2.51%, 2/07/27	939
1,237,838	Reynolds Group Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 2.91%, 2/05/23	1,217
490,993	United Rentals N.A. Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.91%, 10/31/25	488

		10,016

Technology (8%)
497,494	Blackboard Inc. Term Loan B5 1L, (LIBOR USD 3-Month + 6.000%), 6.50%, 6/30/24	472
478,782	BY Crown Parent LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.000%), 4.00%, 1/30/26	478
389,921	CDW LLC Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.92%, 8/17/23	390
977,600	CSC Holdings LLC Term Loan B5 1L, (LIBOR USD 1-Month + 2.500%), 2.67%, 4/15/27	950
1,146,014	Dell International LLC Term Loan B1 1L, (LIBOR USD 1-Month + 2.000%), 2.75%, 9/19/25	1,132
495,000	GlobalFoundries Inc. Term Loan B 1L, (LIBOR USD 3-Month + 4.750%), 5.06%, 6/05/26	484
500,000	Presidio Holdings Inc. Term Loan B 1L, (LIBOR USD 3-Month + 3.500%), 3.77%, 12/19/26	492
492,386	Rackspace Hosting Inc. Term Loan B 1L, (LIBOR USD 3-Month + 3.000%), 4.00%, 11/03/23	484
707,514	Western Digital Corp. Term Loan B4 1L, (LIBOR USD 1-Month + 1.750%), 1.92%, 4/29/23	697

		5,579

Total Bank Loans (Cost - $56,972)		55,467

Corporate Bond (5%)
500,000	CenturyLink Inc. 144A, 4.00%, 2/15/27 (b)	523
500,000	Covanta Holding Corp., 5.88%, 7/01/25	519
400,000	FS KKR Capital Corp. II 144A, 4.25%, 2/14/25 (b)	364
250,000	GPC Merger Sub Inc. 144A, 7.13%, 8/15/28 (b)	260
500,000	Lithia Motors Inc. 144A, 5.25%, 8/01/25 (b)	522
200,000	Range Resources Corp., 5.75%, 6/01/21	195
1,000,000	Tenet Healthcare Corp., 8.13%, 4/01/22	1,079
500,000	Whiting Petroleum Corp., 5.75%, 3/15/21 (d)	86

Total Corporate Bond (Cost - $3,910)		3,548

2

Payden Floating Rate Fund continued

Principal or Shares	Security Description	Value (000)

Mortgage Backed (6%)
815,353	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 11.750%), 11.92%, 10/25/28 (a)	$ 919
795,735	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%), 12.42%, 9/25/28 (a)	889
300,000	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 4.800%), 4.97%, 2/25/50 (a)(b)	160
300,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 4.77%, 12/25/42 (a)	278
663,472	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.500%), 10.67%, 5/25/28 (a)	738
495,494	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 12.750%), 12.92%, 8/25/29 (a)	512
684,019	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 11.750%), 11.92%, 4/25/43 (a)(b)	642

Total Mortgage Backed (Cost - $4,303)		4,138

Principal or Shares	Security Description	Value (000)

Investment Company (6%)
4,210,308	Payden Cash Reserves Money Market Fund * (Cost - $4,210)	$ 4,210

Total Investments (Cost - $70,580) (101%)		68,461
Liabilities in excess of Other Assets (-1%)		(954)

Net Assets (100%)		$ 67,507

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2020.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2020. The stated maturity is subject to prepayments.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

3	Payden Mutual Funds